THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WAS DENIED ON FEBRUARY 19, 2004.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2003
                                              -----------------------

Check here if Amendment             [X]     Amendment Number :   2
                                                               -----
This Amendment (Check only one.):   [ ]     is a restatement
                                    [X]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Advisors, LLC
           ----------------------------------
Address:   712 Fifth Avenue, 42nd Floor
           ----------------------------------
           New York, NY 10019
           ----------------------------------

Form 13F File Number:    28-  06341
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Jackelow
           ----------------------------------
Title:     Chief Financial Officer
           ----------------------------------
Phone:     212-457-8010
           ----------------------------------

Signature, Place, and Date of Signing:

     /s/ Brian Jackelow               New York, NY          February 26, 2004
------------------------------     --------------------    --------------------
        (Signature)                   (City, State)              (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1
                                        ----------
Form 13F Information Table Entry Total:      17
                                        ----------
Form 13F Information Table Value Total:   391,199 (thousands)
                                        ----------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.                  Form 13F File Number     Name
     ---                  --------------------     ----
      1                   28-06339                 SAB Capital Management, LLC

                           FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANTA CORP         CL B        007942204       9,044     1,193,100  SH             DEFINED          1     1,193,100    0       0
AMERUS GROUP CO  COMMON STOCK    03072M108       1,553        63,300  SH             DEFINED          1        63,300    0       0
CIT GROUP INC    COMMON STOCK    125581108      25,285     1,499,700  SH             DEFINED          1     1,499,700    0       0
DEERE & CO       COMMON STOCK    244199955         105         1,000  SH     PUT     DEFINED          1         1,000    0       0
DPL INC          COMMON STOCK    233293109      25,291     2,029,800  SH             DEFINED          1     2,029,800    0       0
ELECTRONICS
 BOUTIQUE
 HLDGS C         COMMON STOCK    286045109      23,158     1,379,300  SH             DEFINED          1     1,379,300    0       0
ENDURANCE
 SPECIALTY
 HLDGS LT             SHS        G30397106      13,563       560,680  SH             DEFINED          1       560,680    0       0
GAMESTOP CORP        CL A        36466R101      21,605     1,800,400  SH             DEFINED          1     1,800,400    0       0
LONGS DRUG
 STORES CORP     COMMON STOCK    543162101      57,365     3,824,315  SH             DEFINED          1     3,824,315    0       0
MICHAELS
 STORES INC      COMMON STOCK    594087108      29,004     1,159,700  SH             DEFINED          1     1,159,700    0       0
NORTHWESTERN
 CORP            COMMON STOCK    668074107         704       335,000  SH             DEFINED          1       335,000    0       0
PFSWEB INC       COMMON STOCK    717098107         147       367,000  SH             DEFINED          1       367,000    0       0
PLATINUM
 UNDERWRITER
 HLDGS LTD       COMMON STOCK    G7127P100      24,731       975,600  SH             DEFINED          1       975,600    0       0
PXRE GROUP LTD   COMMON STOCK    G73018106      24,658     1,148,500  SH             DEFINED          1     1,148,500    0       0
STAGE STORES INC    COM NEW      85254C305      30,435     1,436,969  SH             DEFINED          1     1,436,969    0       0
XCEL ENERGY INC  COMMON STOCK    98389B100      55,009     4,294,200  SH             DEFINED          1     4,294,200    0       0
ZALE CORP NEW    COMMON STOCK    988858106      49,542     1,513,200  SH             DEFINED          1     1,513,200    0       0